Restatement of previously issued financial statements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2010
Current assets:
Cash and cash equivalents	$ 188,958	$ 63,285	$ 131,533	$ 54,020
Short-term investments	26,902	4,274
Accounts receivable	44,189	50,922
Inventories	44,946	37,026
Prepaid expenses	6,641	6,462
Current portion of deferred income tax assets	7,183	5,654
Other current assets		2,034
Total current assets	318,819	169,657
Long-term investments	19,118	26,307
Other assets	1,852	1,994
Property, plant and equipment	58,194	35,408
Intangible assets	35,215	36,582
Goodwill	56,879	55,814	8,202
Total assets	490,077	325,762
Current liabilities:
Accounts payable and accrued liabilities	48,509	49,251
Deferred revenue	1,254	478
Loan payable		19,409
Current portion of long-term debt	28,566	20,568
Current portion of warranty liability	2,072	1,187	154
Total current liabilities	80,466	90,893
Warranty liability	4,308	3,214	1,160
Long-term debt	52,156	65,577
Deferred revenue	5,215	2,876
Deferred income tax liabilities	9,245	8,152
Other long-term liabilities	2,606	2,460
Total liabilities	153,996	173,172
Shareholders' equity:
Share capital	733,385	459,866
Other equity instruments	9,228	6,112
Additional paid in capital	6,384	4,499
Accumulated deficit	(429,932)	(331,158)
Accumulated other comprehensive income	17,016	13,271
Total shareholders' equity	336,081	152,590	181,086	83,292
Total shareholders' equity attributable to parent		152,590
Total liabilities and shareholders' equity	490,077	325,762
As previously reported
Current assets:
Cash and cash equivalents		70,298	148,462	70,480
Short-term investments		15,379
Accounts receivable		55,423
Loan receivable		19,409
Inventories		37,057
Prepaid expenses		6,551
Current portion of deferred income tax assets		6,447
Other current assets		2,034
Total current assets		212,598
Long-term investments		8,369
Other assets		1,994
Property, plant and equipment		36,243
Intangible assets		36,582
Deferred income taxes non-current		5,075
Goodwill		55,814
Total assets		356,675
Current liabilities:
Accounts payable and accrued liabilities		55,807
Deferred revenue		3,146
Current portion of long-term debt		20,568
Current portion of warranty liability		12,978
Total current liabilities		92,499
Warranty liability		11,253
Long-term debt		65,577
Deferred revenue		10,327
Deferred income tax liabilities		3,446
Other long-term liabilities		3,104
Total liabilities		186,206
Shareholders' equity:
Share capital		459,866
Other equity instruments		6,112
Additional paid in capital		4,499
Accumulated deficit		(331,158)
Accumulated other comprehensive income		13,271
Total shareholders' equity		152,590
Joint venture partners' share of net assets of joint ventures		17,879
Total shareholders' equity attributable to parent		170,469
Total liabilities and shareholders' equity		356,675
Correction
Current assets:
Cash and cash equivalents		(7,013)	(16,929)	(16,460)
Short-term investments		(11,105)
Accounts receivable		(4,501)
Loan receivable		(19,409)
Inventories		(31)
Prepaid expenses		(89)
Current portion of deferred income tax assets		(793)
Total current assets		(42,941)
Long-term investments		17,938
Property, plant and equipment		(835)
Deferred income taxes non-current		(5,075)
Total assets		(30,913)
Current liabilities:
Accounts payable and accrued liabilities		(6,556)
Deferred revenue		(2,668)
Loan payable		19,409
Current portion of warranty liability		(11,791)
Total current liabilities		(1,606)
Warranty liability		(8,039)
Deferred revenue		(7,451)
Deferred income tax liabilities		4,706
Other long-term liabilities		(644)
Total liabilities		(13,034)
Shareholders' equity:
Joint venture partners' share of net assets of joint ventures		(17,879)
Total shareholders' equity attributable to parent		(17,879)
Total liabilities and shareholders' equity		$ (30,913)